Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables - Lifetime ECL [Member] - MYR (RM)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Provision Matrix Trade Receivables [Line Items]
Trade receivables based on the Group’s provision matrix		RM 2,518,122
Not past due [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Trade receivables based on the Group’s provision matrix
1 to 30 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Trade receivables based on the Group’s provision matrix
31-60 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Trade receivables based on the Group’s provision matrix
61-210 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Trade receivables based on the Group’s provision matrix		480,326
211 – 240 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Trade receivables based on the Group’s provision matrix
Over 241 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Trade receivables based on the Group’s provision matrix		RM 2,037,796